UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22572

Destra Multi-Alternative Fund

(Exact name of registrant as specified in charter)

443 N Willson Avenue

Bozeman, MT 59715

(Address of principal executive offices) (Zip code)

Robert A. Watson

C/O Destra Capital Advisors LLC

443 N Willson Avenue

Bozeman, MT 59715

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 843-6161

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

Item 1. Reports to Stockholders.

(a)

Destra Multi-Alternative Fund

Semi-Annual Report

August 31, 2021

(Unaudited)

Effective January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports are made available on the Fund’s website at www.destracapital.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), through the Fund’s transfer agent by calling the Fund toll-free at 844-9DESTRA (933-7872), or if you are a direct investor, by enrolling at www.destracapital.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call toll-free at 844-9DESTRA (933-7872) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Destra Fund Complex if you invest directly with the Fund.

Destra Multi-Alternative Fund
Risk Disclosure
As of August 31, 2021 (unaudited)

This document may contain forward-looking statements representing Destra Capital Advisors LLC’s (“Destra”), the portfolio managers’ or sub-adviser’s beliefs concerning future operations, strategies, financial results or other developments. Investors are cautioned that such forward-looking statements involve risks and uncertainties. Because these forward-looking statements are based on estimates and assumptions that are subject to significant business, economic and competitive uncertainties, many of which are beyond Destra’s, the portfolio managers’ or sub-adviser’s control or are subject to change, actual results could be materially different. There is no guarantee that such forward-looking statements will come to pass.

Certain impacts to public health conditions particular to the coronavirus (COVID-19) outbreak may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. Please read the prospectus carefully before investing. To obtain a prospectus, please contact your investment representative or Destra Capital Investments LLC at 844-9DESTRA (933-7872) or access our website at www.destracapital.com.

Destra Multi-Alternative Fund
Schedule of Investments
As of August 31, 2021 (unaudited)
Shares/Contracts	Security	Value
	COMMON STOCKS – 6.5%
	INTERNET – 0.4%
10,000	Figs, Inc., Class A(1)	$410,100

	LISTED BUSINESS DEVELOPMENT COMPANIES – 6.1%
470,155	Owl Rock Capital Corp.	6,864,264

	TOTAL COMMON STOCKS (Cost $7,590,581)	7,274,364

19,000	EXCHANGE-TRADED FUND – 0.7% KraneShares Global Carbon ETF(1)	756,960
	TOTAL EXCHANGE-TRADED FUND (Cost $676,942)	756,960

	PRIVATE COMPANIES – 6.9%
254,113	Always AI, Inc., Preferred Stock(1)(2)(3)	399,999
23,723	East Just, Inc., Common Stock(1)(2)(3)	557,965
542,467	GOSITE, Inc., Preferred Stock(1)(2)(3)	4,723,152
497,216	Iridia, Inc., Preferred Stock(1)(2)(3)	750,000
1,250,000	Long Game Savings, Inc., Convertible Debt, 7.00% 09/30/2022(2)(3)	1,250,000
	TOTAL PRIVATE COMPANIES (Cost $5,015,498)	7,681,116

	PURCHASED OPTIONS CONTRACTS – 0.2%
	PUT OPTIONS – 0.0%
150	Deere & Co. Exercise Price: $230, Notional Amount: $3,450,000, Expiration Date: 01/21/2022(1)	21,525

	CALL OPTIONS – 0.2%
41	Adobe, Inc. Exercise Price: $650, Notional Amount: $2,665,000, Expiration Date: 09/17/2021(1)	80,565
75	Baidu, Inc. Exercise Price: $200, Notional Amount: $1,500,000, Expiration Date: 09/17/2021(1)	675
75	Baidu, Inc. Exercise Price: $220, Notional Amount: $1,650,000, Expiration Date: 11/19/2021(1)	4,950
Shares/Contracts	Security	Value
	PURCHASED OPTIONS CONTRACTS (continued)
	CALL OPTIONS (continued)
300	Invitation Homes, Inc. Exercise Price: $43, Notional Amount: $1,275,000, Expiration Date: 01/21/2022(1)	$45,000
230	KraneShares CSI China Internet ETF Exercise Price: $70, Notional Amount: $1,610,000, Expiration Date: 01/21/2022(1)	19,090
50	KraneShares CSI China Internet ETF Exercise Price: $65, Notional Amount: $325,000, Expiration Date: 11/19/2021(1)	3,150
500	Lions Gate Entertainment Corp. Exercise Price: $25, Notional Amount: $1,250,000, Expiration Date: 12/17/2021(1)	—
80	NXP Semiconductors NV Exercise Price: $210, Notional Amount: $1,680,000, Expiration Date: 10/15/2021(1)	94,400
70	Paypal Holdings, Inc. Exercise Price: $300, Notional Amount: $2,100,000, Expiration Date: 09/17/2021(1)	15,680
	TOTAL CALL OPTIONS	263,510
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $466,802)	285,035

	RIGHTS – 0.0%
	PHARMACEUTICALS – 0.0%
142,000	Bristol-Myers Squibb Co. CVR(1)(3)	—
	TOTAL RIGHTS (Cost $159,212)	—

	REAL ESTATE INVESTMENT TRUSTS – 33.9%
	LISTED REAL ESTATE INVESTMENT TRUSTS – 9.2%
40,000	American Campus Communities, Inc.(4)	2,034,000
275,000	Newlake Capital Partners, Inc.(2)	8,250,000
	TOTAL LISTED REAL ESTATE INVESTMENT TRUSTS	10,284,000

	NON-LISTED REAL ESTATE INVESTMENT TRUSTS – 10.9%
298,083	Healthcare Trust, Inc.(2)(3)	4,394,300
456,540	Hospitality Investor Trust, Inc.(1)(2)(3)	241,226
1,061,081	NorthStar Healthcare Income, Inc.(1)(2)(3)	4,646,569
158,330	Steadfast Apartment REIT, Inc.(2)	2,934,553
	TOTAL NON-LISTED REAL ESTATE INVESTMENT TRUSTS	12,216,648

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of August 31, 2021 (unaudited)
Shares/Contracts	Security	Value
	REAL ESTATE INVESTMENT TRUSTS (continued)
	PRIVATE REAL ESTATE INVESTMENT TRUSTS – 13.8%
715,000	Aventine Property Group, Inc.(1)(2)(3)	$4,804,800
715,000	Treehouse Real Estate Investment Trust, Inc.(2)(3)(7)	10,582,000
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS	15,386,800
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $43,841,801)	37,887,448

	ALTERNATIVE INVESTMENT FUNDS(5) – 61.2%
—	AIM Infrastructure MLP Fund II, LP(2)(6)	972,609
250	Arboretum Core Asset Fund, LP(2)(7)	2,409,750
—	Canyon CLO Fund II LP(2)(6)	9,358,059
76,223	Cion Investment Corp.(2)	615,122
4,113	Clarion Lion Industrial Trust(2)	10,860,759
934	Clarion Lion Properties Fund(2)	1,510,488
—	Collins Master Access Fund, LLC(1)(2)(6)	447,910
—	Longley Partners Ventures, LP(1)(2)(6)(8)	10,188,158
—	Mosaic Real Estate Credit, LLC(2)(6)	10,443,233
—	Ovation Alternative Income Fund(2)(6)	2,309,703
159	Preservation REIT 1, Inc.(2)(8)	7,000,134
—	Stepstone Capital Partners IV, LP(1)(2)(6)	12,331,948
	TOTAL ALTERNATIVE INVESTMENT FUNDS (Cost $52,709,752)	68,447,873

	SHORT-TERM INVESTMENTS – 7.9%
	MONEY MARKET FUND – 7.9%
8,813,608	Fidelity Investments Money Market Funds – Government Portfolio, Class I, 0.01%(4)(9)	8,813,608

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,813,608)	8,813,608

	TOTAL INVESTMENTS – 117.3% (Cost $119,274,196)	131,146,404

	Liabilities in Excess of Other Assets – (17.3)%	(19,367,793)
	TOTAL NET ASSETS – 100.0%	111,778,611
Shares/Contracts	Security	Value
	WRITTEN OPTIONS CONTRACTS – (0.1)%
	PUT OPTIONS – (0.1)%
(250)	Deere & Co. Exercise Price: $180, Notional Amount: $(4,500,000), Expiration Date: 01/21/2022	$(43,500)

	CALL OPTIONS – (0.0)%
(300)	Invitation Homes, Inc. Exercise Price: $48, Notional Amount: $(1,425,000), Expiration Date: 01/21/2022	(10,500)
(230)	KraneShares CSI China Internet ETF Exercise Price: $70, Notional Amount: $(1,610,000), Expiration Date: 09/17/2021	(230)
(500)	Lions Gate Entertainment Corp. Exercise Price: $30, Notional Amount: $(1,500,000), Expiration Date: 12/17/2021	—
	TOTAL CALL OPTIONS	(10,730)

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $(113,440))	(54,230)

	EXCHANGE-TRADED FUNDS SOLD SHORT – (2.1)%
(9,900)	Direxion Daily S&P 500 Bull 3X	(1,228,393)
(1,700)	iShares Transportation Average ETF	(430,185)
(4,900)	ProShares UltraPro QQQ	(732,501)
	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $(881,960))	(2,391,079)
	TOTAL SECURITIES SOLD SHORT (Proceeds $(995,400))	$(2,445,309)

(1)    Non-income producing security.

(2)    Restricted investments as to resale (see Note 2).

(3)    Fair valued using significant unobservable inputs.

(4)    All or a portion of this security is segregated as collateral for securities sold short.

(5)    Investments in Alternative Investment Funds are valued using net asset value per share (or it’s equivalent) as practical expedient. See Note 2 for respective investment strategies, unfunded commitments and redemptive restrictions.

(6)    Alternative investment fund does not issue shares.

(7)    Affiliated investment for which ownership exceeds 5% of the investment’s capital (see Note 10).

(8)    Affiliated investment for which ownership exceeds 25% of the investment’s capital (see Note 10).

(9)    The rate is the annualized seven-day yield as of August 31, 2021.

CVR — Contingent Value Right

ETF — Exchange-Traded Fund

LLC — Limited Liability Company

LP — Limited Partnership

MLP — Master Limited Partnership

REIT — Real Estate Investment Trusts

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Schedule of Investments (continued)
As of August 31, 2021 (unaudited)
Percent of Net Assets
Alternative Investment Funds	61.2%
Real Estate Investment Trusts
Private Real Estate Investment Trusts	13.8%
Non-Listed Real Estate Investment Trusts	10.9%
Listed Real Estate Investment Trusts	9.2%
Private Companies	6.9%
Common Stocks
Listed Business Development Companies	6.1%
Internet	0.4%
Exchange-Traded Fund	0.7%
Purchased Options Contracts	0.2%
Rights
Pharmaceuticals	0.0%
Short-Term Investments	7.9%
Liabilities in Excess of Other Assets	(17.3)%
Net Assets	100.0%
Written Options Contracts	(0.0)%
Exchange-Traded Funds Sold Short	(2.1)%

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Assets and Liabilities
As of August 31, 2021 (unaudited)
Assets:
Investments, at value (cost $95,724,408)	$100,681,327
Investments in affiliated investment for which ownership exceeds 5% of the investment’s capital, at value (cost $11,669,276)	12,991,750
Investments in affiliated investment for which ownership exceeds 25% of the investment’s capital, at value (cost $11,413,710)	17,188,292
Purchased options contracts, at value (cost $466,802)	285,035
Receivables:
Interest	22,390
Dividends	222,314
Fund shares sold	1,080
Investments sold	162,617
Prepaid expenses	27,587
Other assets	628
Total assets	131,583,020
Liabilities:
Credit facility (see note 8)	14,300,000
Due to custodian	2,600,870
Securities sold short, at value (proceeds $881,960)	2,391,079
Written options contracts, at value (premium received $113,440)	54,230
Payables:
Investments purchased	210,408
Management fee (see note 3)	77,817
Interest payable	70,027
Transfer agent fees and expenses	23,533
Accounting and administrative fees	22,733
Shareholder servicing fees	16,329
Trustee fees	9,702
Distribution fees	7,426
Custody fees	4,224
Chief financial officer fees	197
Accrued other expenses	15,834
Total liabilities	19,804,409
Commitments and contingencies (see note 2)
Net assets	$111,778,611

Net assets consist of:
Paid-in capital (unlimited shares authorized at $0.001 par value common stock)	$103,471,193
Total distributable earnings	8,307,418
Net assets	$111,778,611

Net assets:
Class I	$35,146,532
Class A	63,925,803
Class C	9,457,400
Class T	3,248,876

Shares outstanding:
Class I	2,815,470
Class A	5,234,997
Class C	814,357
Class T	275,071

Net asset value per share:*
Class I	$12.48
Class A	12.21
Maximum offering price per share(1)	12.95
Class C	11.61
Class T	11.81
Maximum offering price per share(2)	12.18

*   The Net Asset Value for each class will differ due primarily to the allocation of class specific expenses, such as distribution fees and shareholder servicing fees.

1      Include a sales charge of 5.75%.

2      Include a sales charge of 3.00%.

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Operations
For the six months ended August 31, 2021 (unaudited)
Investment income:
Distributions from alternative investment funds	$1,209,729
Dividend income	708,146
Distributions from affiliated alternative investment funds	237,544
Interest income	22,842
Total investment income	2,178,261
Expenses:
Management fee (see note 3)	761,225
Interest expense	463,769
Professional fees	156,943
Accounting and administrative fees	122,269
Transfer agent fees and expenses	60,409
Shareholder reporting fees	37,001
Registration fees	24,902
Chief financial officer fees (see note 12)	24,197
Trustee fees (see note 12)	19,247
Chief compliance officer fees (see note 12)	10,995
Custody fees	10,909
Insurance expense	8,231
Dividends on securities sold short	5,185
Distribution fees Class C (see note 3)	36,253
Distribution fees Class T (see note 3)	8,170
Shareholder servicing fees Class C (see note 3)	12,084
Shareholder servicing fees Class A (see note 3)	80,363
Shareholder servicing fees Class T (see note 3)	4,085
Other expenses	10,096
Total expenses:	1,856,333

Expenses waived by adviser (see note 3)	(287,845)
Net expenses	1,568,488
Net investment income	609,773

Net realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	1,674,587
Purchased options contracts	(3,728,776)
Written options contracts	3,116,136
Securities sold short	(650,170)
Total net realized gain	411,777

Net change in unrealized appreciation (depreciation) on:
Investments	4,648,872
Purchased options contracts	279,734
Written options contracts	(96,908)
Securities sold short	(363,510)
Affiliated Investments	(661,864)
Total net change in unrealized appreciation	3,806,324
Net realized and unrealized gain	4,218,101
Net increase in net assets resulting from operations	$4,827,874

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statements of Changes in Net Assets
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Increase (decrease) in net assets resulting from operations:
Net investment income	$609,773	$582,491
Net realized gain (loss)	411,777	(3,262,459)
Net change in unrealized appreciation (depreciation)	3,806,324	(317,710)
Net increase (decrease) in net assets resulting from operations	4,827,874	(2,997,678)

Distributions to shareholders:
Class I	(31,749)	(200,440)
Class A	(57,582)	(370,947)
Class C	(8,590)	(58,018)
Class T	(2,927)	(19,103)
Total distributions to shareholders	(100,848)	(648,508)

Return of capital to shareholders:
Class I	(1,026,563)	(1,907,509)
Class A	(1,861,802)	(3,530,175)
Class C	(277,729)	(552,137)
Class T	(94,639)	(181,798)
Total return of capital to shareholders	(3,260,733)	(6,171,619)

Capital transactions:
Proceeds from shares sold:
Class I	93,102	4,286,329
Class A	13,125	39,112
Class C	—	79,450
Class T	859	368
Reinvestment of distributions:
Class I	22,558	234,983
Class A	145,626	638,829
Class C	91,293	235,805
Class T	9,774	38,548
Cost of shares repurchased:
Class I	(2,097,272)	(550,558)
Class A	(2,435,051)	(8,129,244)
Class C	(955,390)	(1,050,643)
Class T	(117,869)	(361,393)
Net decrease in net assets from capital transactions	(5,229,245)	(4,538,414)

Total decrease in net assets	(3,762,952)	(14,356,219)

Net assets:
Beginning of period	115,541,563	129,897,782
End of period	$111,778,611	$115,541,563

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statements of Changes in Net Assets (continued)
	Six Months Ended August 31, 2021 (Unaudited)	Year Ended February 28, 2021
Capital share transactions:
Shares sold:
Class I	7,595	350,959
Class A	1,086	3,292
Class C	—	7,115
Class T	73	32
Shares reinvested:
Class I	1,827	19,466
Class A	12,049	54,037
Class C	7,933	20,866
Class T	836	3,352
Shares repurchased:
Class I	(176,093)	(45,315)
Class A	(208,566)	(679,850)
Class C	(85,839)	(91,768)
Class T	(10,431)	(31,537)
Net decrease from capital share transactions	(449,530)	(389,351)

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Statement of Cash Flows
For the six months ended August 31, 2021 (unaudited)
Cash flows from operating activities:
Net increase in net assets from operations	$4,827,874
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of investments	(34,218,260)
Proceeds from purchases of investments sold short	4,619,540
Proceeds from redemptions, sales, or other dispositions of investments	40,462,202
Sales of investments sold short	(4,860,910)
Net realized (gain) loss on:
Investments	(1,674,587)
Purchased options contracts	3,728,776
Written options contracts	(3,116,136)
Securities sold short	650,170
Net change in unrealized (appreciation) depreciation on:
Investments	(4,648,872)
Purchased options contracts	(279,734)
Written options contracts	96,908
Securities sold short	363,510
Affiliated investments	661,864
Change in operating assets and liabilities:
Receivables:
Investments sold	436,966
Interest	(22,390)
Dividends	172,978
Prepaid expenses	14,417
Payables:
Investments purchased	210,408
Management fee	42,431
Custody fees	(433)
Accounting and administration fees	2,346
Professional fees	(178,468)
Transfer agent fees and expenses	1,152
Chief compliance officer fees	(2,083)
Chief financial officer fees	197
Distribution fees	312
Shareholder servicing fees	1,305
Trustee fees	156
Interest payable	4,170
Accrued other expenses	5,016
Net cash provided by operating activities	7,300,825

Cash flows from financing activities:
Due to custodian	1,290,538
Proceeds from shares sold	106,549
Payments for shares repurchased	(5,605,582)
Cash distributions paid, net of reinvestments	(3,092,330)
Net cash used in financing activities	(7,300,825)
Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$—
Supplemental disclosure of cash activity:
Interest expense on borrowings	$463,769
Supplemental disclosure of non-cash activity:
Reinvestments of distributions	$269,251

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Financial Highlights
For a share of common stock outstanding throughout the periods indicated
Period ending February 28,	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Distributions to shareholders from return of capital	Total distributions	Net asset value, end of period	Total return(2)	Gross expenses(3),(4)	Net expenses(3),(4),(5)	Net investment income (loss)(4),(5),(6)	Net assets, end of period (in thousands)	Portfolio turnover rate
Class I
2021(7)	$12.28	$0.08	$0.49	$0.57	$(0.01)	$—	$(0.36)	$(0.37)	$12.48	4.73%	3.04%	2.53%	1.33%	$35,147	7%
2021	13.25	0.09	(0.34)	(0.25)	(0.07)	—	(0.65)	(0.72)	12.28	(1.58)	2.85	2.28	0.75	36,633	26
2020(8)	13.81	0.25	0.02	0.27	(0.08)	—	(0.75)	(0.83)	13.25	1.90	2.98	2.57	1.78	35,208	42
2019	14.64	0.18	(0.15)	0.03	(0.05)	—	(0.81)	(0.86)	13.81	0.17	2.37	2.18	1.25	18,879	19
2018	15.86	0.25	(0.54)	(0.29)	(0.23)	—	(0.70)	(0.93)	14.64	(2.39)	1.79	1.57	1.64	5,395	27
2017	15.24	0.42	1.15	1.57	(0.30)	—	(0.65)	(0.95)	15.86	10.52	1.39	1.39	2.67	3,820	13
Class A
2021(7)	12.03	0.07	0.47	0.54	(0.01)	—	(0.35)	(0.36)	12.21	4.60	3.29	2.78	1.09	63,926	7
2021	13.01	0.06	(0.33)	(0.27)	(0.07)	—	(0.64)	(0.71)	12.03	(1.80)	3.10	2.53	0.52	65,340	26
2020(8)	13.60	0.22	0.01	0.23	(0.08)	—	(0.74)	(0.82)	13.01	1.59	3.23	2.82	1.60	78,758	42
2019	14.45	0.32	(0.32)	—	(0.05)	—	(0.80)	(0.85)	13.60	(0.05)	2.56	2.37	2.25	113,921	19
2018	15.67	0.22	(0.52)	(0.30)	(0.23)	—	(0.69)	(0.92)	14.45	(2.56)	1.99	1.80	1.42	150,428	27
2017	15.20	0.35	1.06	1.41	(0.29)	—	(0.65)	(0.94)	15.67	9.48	1.66	1.66	2.25	168,232	13
Class C
2021(7)	11.49	0.02	0.45	0.47	(0.01)	—	(0.34)	(0.35)	11.61	4.13	4.04	3.53	0.32	9,457	7
2021	12.52	(0.03)	(0.32)	(0.35)	(0.07)	—	(0.61)	(0.68)	11.49	(2.54)	3.85	3.28	(0.23)	10,249	26
2020(8)	13.18	0.11	0.01	0.12	(0.07)	—	(0.71)	(0.78)	12.52	0.88	3.98	3.57	0.85	11,966	42
2019	14.11	0.22	(0.33)	(0.11)	(0.05)	—	(0.77)	(0.82)	13.18	(0.80)	3.31	3.12	1.58	16,451	19
2018	15.42	0.10	(0.51)	(0.41)	(0.22)	—	(0.68)	(0.90)	14.11	(3.32)	2.75	2.55	0.68	24,575	27
2017	15.06	0.23	1.06	1.29	(0.28)	—	(0.65)	(0.93)	15.42	8.73	2.40	2.40	1.48	24,585	13
Class T#
2021(7)	11.67	0.03	0.46	0.49	(0.01)	—	(0.34)	(0.35)	11.81	1.17	3.79	3.28	0.59	3,249	7
2021	12.68	0.00	(0.32)	(0.32)	(0.07)	—	(0.62)	(0.69)	11.67	(2.26)	3.60	3.03	0.03	3,320	26
2020(8)	13.32	0.14	0.01	0.15	(0.07)	—	(0.72)	(0.79)	12.68	1.10	3.73	3.32	1.09	3,966	42
2019	14.21	0.25	(0.31)	(0.06)	(0.05)	—	(0.78)	(0.83)	13.32	(0.46)	3.06	2.87	1.78	4,845	19
2018	15.51	0.14	(0.53)	(0.39)	(0.23)	—	(0.68)	(0.91)	14.21	(3.13)	2.46	2.28	0.90	6,570	27
2017	15.11	0.27	1.06	1.33	(0.28)	—	(0.65)	(0.93)	15.51	9.01	2.16	2.16	1.77	9,192	13

#      As of July 1, 2019, the Fund redesignated its issued and outstanding Class L Shares as Class T Shares.

1      Based on average shares outstanding during the period.

2      Based on the net asset value as of period end. Assumes an investment at net asset value at the beginning of the period, reinvestment of all distributions during the period and does not include payment of the maximum sales charge. The return would have been lower if certain expenses had not been waived or reimbursed by the investment adviser.

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Financial Highlights (continued)
For a share of common stock outstanding throughout the periods indicated

3      Percentages shown include interest expense and dividends on securities sold short and are annualized for periods less than one year. Gross and net expense ratios, respectively, excluding interest expense and dividends on securities sold short are as follows:

	Gross Expenses(4)	Net Expenses(4),(5)
Class I
2021(7)	2.21%	1.70%
2021	2.27	1.70
2020(8)	2.11	1.70
2019	1.89	1.70
2018	1.76	1.55
2017	1.29	1.29
Class A
2021(7)	2.46	1.95
2021	2.52	1.95
2020(8)	2.36	1.95
2019	2.14	1.95
2018	1.96	1.77
2017	1.57	1.57
Class C
2021(7)	3.21	2.70
2021	3.27	2.70
2020(8)	3.11	2.70
2019	2.89	2.70
2018	2.72	2.53
2017	2.33	2.33
Class T#
2021(7)	2.96	2.45
2021	3.02	2.45
2020(8)	2.86	2.45
2019	2.64	2.45
2018	2.43	2.26
2017	2.07	2.07

4      Ratios do not include expenses of the underlying Alternative Investment Funds in which the Fund Invests and are annualized for periods less than one year.

5      The contractual fee and expense waiver is reflected in both the net expense and net investment income (loss) ratios (see Note 3).

Credit Facility, period ended February 28:	2021(7)	2021	2020(8)	2019	2018	2017(9)
Senior securities, end of period (000’s)	$14,300	$14,300	$29,300	$23,800	$15,500	$—
Asset coverage, per $1,000 of senior security principal amount	8,817	9,084	5,433	7,475	13,062	—
Asset coverage ratio of senior securities	882%	908%	543%	747%	1306%	—

6      Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying Alternative Investment Funds in which the Fund invests. Ratios do not include net investment income of the Alternative Investment Funds in which the Fund Invests.

7      For the six months ended August 31, 2021 (Unaudited).

8      Period ended February 29.

9      Values are zero as credit facility began in January of 2018.

See accompanying Notes to Financial Statements.

Destra Multi-Alternative Fund
Notes to Financial Statements
August 31, 2021 (unaudited)

1. Organization

Destra Multi-Alternative Fund (“the Fund”) was organized as a Delaware statutory trust on June 3, 2011, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), and is a non-diversified, closed-end management investment company that operates as an interval fund with a continuous offering of Fund shares.

The Fund currently offers Class A, Class C, Class I and Class T shares. Class A shares commenced operations on March 16, 2012; Class C, Class I and Class T shares commenced operations on July 2, 2014. Class A and Class T shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75% and 3.00%, respectively. Class C and Class I shares are offered at NAV. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class-specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each share class.

The Fund’s investment adviser is Destra Capital Advisors LLC (the “Adviser”), the Fund’s sub-adviser is Validus Growth Investors, LLC, doing business as Validus Investment Advisors, (“Validus” or the “Sub-Adviser” and together with the Adviser are referred to herein as the “Advisers”). See Note 3 for additional information regarding Validus, as the Fund’s sub-adviser.

The investment objective of the Fund is to seek returns from capital appreciation and income with an emphasis on income generation. The Fund pursues its investment objective by investing primarily in the income-producing securities of real estate investment trusts (“REITs”) and alternative investment funds, as well as common stocks and structured notes, notes, bonds and asset-backed securities.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Cash, Cash Equivalents and Restricted Cash — Cash and cash equivalents include U.S. dollar deposits at bank accounts at amounts which may exceed insured limits. The Fund is subject to risk to the extent that the institutions may be unable to fulfill their obligations. As of August 31, 2021, the Fund has restricted cash in the amount of $0. The restricted cash represents deposits held at brokers of the securities sold short.

Distributions to Shareholders — Distributions from investment income are declared and paid monthly. Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Security Valuation — Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the closing bid and asked prices on the day of valuation. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Adviser, those securities will be valued at “fair value” as determined in good faith by the Fair Valuation Committee using procedures adopted by and under the supervision of the Fund’s Board. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Adviser determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but would not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. Calls with the management teams of these securities are completed to gain further insight that might not be as evident through the reading of published reports or filings.

Often, significant back-testing or historical data analysis is employed to gain increased, tangible perspective into ways to enhance the accuracy of either existing, or potentially new fair valuation approaches. This also ensures that recent enhancements or additional methodologies are leading to more accurate valuations.

Ongoing “logic checks” and evaluations of underlying portfolios are used to identify potential disconnects between current methodologies and expected results.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund invests in some securities which are not traded and the Fair Valuation Committee has established a methodology for the fair valuation of each type of security. Non-listed REITs that are in the public offering period (or start-up phase) are valued at cost according to the Fair Valuation Committee’s fair valuation methodology unless the REIT issues an updated valuation. The Fund generally purchases REITs at NAV or without a commission. However, startup REITs amortize a significant portion of their start-up costs and therefore, potentially carry additional risks that may impact valuation should the REIT be unable to raise sufficient capital and execute their business plan. As such, start-up REITs pose a greater risk than seasoned REITs because if they encounter going concern issues, they may see significant deviation in value from the fair value, cost basis approach as represented. Management is not aware of any information which would cause a change in cost basis valuation methodology currently being utilized for non-traded REITs in their offering period. Non-traded REITs that are in their offering period are generally categorized as Level 3 in the fair value hierarchy. Once a REIT closes to new investors, Management values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the REIT issues an updated market valuation. Non-traded REITs that have closed to new investors are categorized in Level 3 of the fair value hierarchy, due to the significance of the effect of the application of the movement of the market index on the overall fair valuation of the REIT. Other non-traded private investments are monitored for any independent audits of the investment or impairments reported on the potential value of the investment. Certain investments in preferred stocks or private companies are generally categorized as a Level 3 in the fair value hierarchy. The Fund generally values investments in preferred stocks or private companies based on recent transactions and may initially value the investments at cost.

Valuation of Alternative Investment Funds — The Fund may invest in funds of open-end or closed-end investment companies (the “Alternative Investment Funds”). The Alternative Investment Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value using the methods established by the board of directors of the Alternative Investment Funds. Open-end funds are valued at their NAV per share and closed-end funds that trade on an exchange are valued as described under security valuation.

For Alternative Investment Funds, including private real estate investment trusts, non-traded partnership funds, non-listed business development companies and hedge funds, that are themselves treated as investment companies under GAAP, the Fund follows the guidance in GAAP that allows, as practical expedient, the Fund to value such investments at their reported NAV per share (or if not unitized, at an equivalent percentage of the capital of the investee entity). Such investments typically provide an updated NAV or its equivalent on a quarterly basis. The Fair Valuation Committee meets frequently to discuss the fair valuation methodology and will adjust the value of a security if there is a public update to such valuation.

Non-listed business development companies provide quarterly fair value pricing which is used as an indicator of the valuation for the Fund. If the value significantly fluctuates, the Adviser will provide an updated price. If a significant event occurs that causes a large change in price, the Fair Valuation Committee will call a meeting to evaluate the fair value.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)

Hedge funds provide monthly fair value pricing which is used as an indicator of the valuation for the Fund. The Fund values the security based on the movement of an appropriate market index or a similar security that is publicly traded until the hedge fund issues an updated market valuation.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•       Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•       Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•       Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value of a security may fall into different levels (Level 1, Level 2 or Level 3) of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement falls, in its entirety, is determined based on the lowest level input that is significant in its entirety to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2021 for the Fund’s assets and liabilities measured at fair value:

Assets*

Investments:	Practical Expedient(1)	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$7,274,364	$—	$—	$7,274,364
Exchange Traded Fund	—	756,960	—	—	756,960
Private Companies	—	—	—	7,681,116	7,681,116
Purchased Options Contracts	—	285,035	—	—	285,035
Rights	—	—	—	—	—
Real Estate Investment Trusts	—	10,284,000	2,934,553	24,668,895	37,887,448
Alternative Investment Funds	68,447,873	—	—	—	68,447,873
Short-Term Investment	—	8,813,608	—	—	8,813,608
Total Investments	$68,447,873	$27,413,967	$2,934,553	$32,350,011	$131,146,404

Liabilities*

Investments:	Level 1	Level 2	Level 3	Total
Exchange Traded Fund Sold Short	$(2,391,079)	$—	$—	$(2,391,079)
Written Options Contracts	(54,230)	—	—	(54,230)
Total Investments	$(2,445,309)	$—	$—	$(2,445,309)

1      Alternative Investment Funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

*   Refer to the Schedule of Investments for industry classifications.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)

The following is a reconciliation of investments in which significant Level 3 unobservable inputs were used in determining fair value as of August 31, 2021:

Investments	Balance as of February 28, 2021	Transfers out of Level 3(1)	Purchase of Investments(2)	Proceeds from Sale of Investments	Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation (Depreciation) on Investments	Balance as of August 31, 2021
Private Companies	$5,873,151	$—	$1,765,501	$—	$—	$42,464	$7,681,116
Non-Listed Real Estate Investment Trusts	11,982,602	(2,527,819)	122,940	—	—	(295,628)	9,282,095
Private Real Estate Investment Trusts	17,160,000	—	—	—	—	(1,773,200)	15,386,800
Total Investments	$35,015,753	$(2,527,819)	$1,888,441	$—	$—	$(2,026,364)	$32,350,011

1      Transferred from Level 3 to Level 2 because observable market data became available for the securities.

2      Includes acquisitions and spin-offs related to corporate actions.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of August 31, 2021:

Investments	Fair Value as of August 31, 2021	Valuation Techniques	Unobservable Inputs	Discount Rate/Price(1)	Impact on Valuation from an Increase in Input
Private Companies
Always AI, Inc.	$399,999	Cost	Transaction Price	$1.57	Increase
Eat Just, Inc.	557,965	Cost	Transaction Price	$23.52	Increase
GOSITE, Inc.	4,723,152	Cost	Recent round of financing	$8.71	Increase
Iridia, Inc.	750,000	Cost	Transaction Price	$1.51	Increase
Long Game Savings, Inc.	1,250,000	Cost	Transaction Price	$100.00	Increase

Non-Listed Real Estate Investment Trusts
Healthcare Trust, Inc.	4,394,300	Index Application(2)	Application of FTSE NAREIT US Health Care Index	$292.59	Increase
Hospitality Investor Trust, Inc.	241,226	Scenario Analysis	Liquidity Discount	84%	Decrease
NorthStar Healthcare Income, Inc.	4,646,569	Index Application(2)	Application of FTSE NAREIT US Health Care Index	$292.59	Increase

Private Real Estate Investment Trusts
Aventine Property Group, Inc.	4,804,800	Cost	Recent round of financing	$6.72	Increase
Treehouse Real Estate Investment Trust, Inc.	10,582,000	Cost	Transaction Price	$14.80	Increase
Total Investments	$32,350,011

1      As there was no range for each significant unobservable input, weighted average is not reported.

2      The Fund utilizes the last publicly stated NAV as published by each Non-Listed REIT, and applies a factor adjustment of the daily publicly available price per each respective index to adjust the price accordingly.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)

The following is the fair value measurement of Alternative Investment Funds that are measured at NAV per share (or its equivalent) as a practical expedient:

Alternative Investment Fund	Investment Strategy	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice Period
AIM Infrastructure MLP Fund II, LP	Master Limited Partnerships	$972,609	$1,016,250	Subject to advisor approval	n/a
Arboretum Core Asset Fund, LP	Debt investing in leased equipment and related financings	2,409,750	7,500,000	Annually(1)	30 Days(1)
Canyon CLO Fund II LP	Collateralized Loan Obligations	9,358,059	1,000,000	Subject to advisor approval	n/a
Cion Investment Corp.	Senior Secured Debt & Structured Products	615,122	—	Quarterly(2)	30 Days(2)
Clarion Lion Industrial Trust	Industrial Real Estate	10,860,759	—	Quarterly	90 Days
Clarion Lion Properties Fund	Diversified Real Estate	1,510,488	—	Quarterly(1)	90 Days(1)
Collins Master Access Fund, LLC	Investments in Private Funds	447,910	—	Subject to advisor approval	95 days
Longley Partners Ventures, LP	Venture Capital	10,188,158	3,500,000	Subject to advisor approval	n/a
Mosaic Real Estate Credit, LLC	Direct Real Estate Debt and Equity	10,443,233	—	Subject to advisor approval	Annual with 90 Days
Ovation Alternative Income Fund	Private Equity and Private Debt	2,309,703	—	Quarterly	180 Days
Preservation REIT 1, Inc.	Diversified Direct Real Estate	7,000,134	527,000	Subject to advisor approval	n/a
Stepstone Capital Partners IV, LP	Direct Private Equity	12,331,948	1,116,299	Subject to advisor approval	n/a
Total		$68,447,873	$14,659,549

1      Redemptions suspended as of February 28, 2021.

2      Redemptions suspended as of July 30, 2021.

Exchange Traded Funds — The Fund may invest in exchange traded funds (“ETFs”). Most ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed (or managed) portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities it is designed to track, although the lack of liquidity in an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Restricted securities — Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Board.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)

Additional information on each restricted investment held by the Fund at August 31, 2021 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
AIM Infrastructure MLP Fund II, LP	3/12/2014	$1,967,674	$972,609	0.9%
Always AI, Inc.	1/5/2021	399,999	399,999	0.4
Arboretum Core Asset Fund, LP	8/2/2018	2,500,000	2,409,750	2.1
Aventine Property Group, Inc.	1/13/2021	5,692,400	4,804,800	4.3
Canyon CLO Fund II LP	2/25/2019	9,166,456	9,358,059	8.4
Cion Investment Corp.	4/21/2014	735,250	615,122	0.5
Clarion Lion Industrial Trust	6/29/2015	5,554,169	10,860,759	9.7
Clarion Lion Properties Fund	4/1/2014	1,004,383	1,510,488	1.4
Collins Master Access Fund, LLC	6/2/2015	—	447,910	0.4
East Just, Inc.	6/11/2021	515,501	557,965	0.5
GOSITE, Inc.	7/31/2020	2,099,998	4,723,152	4.2
Healthcare Trust, Inc.	3/30/2012	4,307,449	4,394,300	3.9
Hospitality Investor Trust, Inc.	2/17/2015	9,236,371	241,226	0.2
Iridia, Inc., Preferred Stock	2/25/2021	750,000	750,000	0.7
Longley Partners Ventures, LP	2/28/2020	6,459,701	10,188,158	9.1
Long Game Savings, Inc.	3/29/2021	1,250,000	1,250,000	1.1
Mosaic Real Estate Credit, LLC	7/6/2017	9,999,997	10,443,233	9.3
Newlake Capital Partners, Inc.	8/7/2019	5,500,000	8,250,000	7.4
NorthStar Healthcare Income, Inc.	3/29/2012	7,237,071	4,646,569	4.2
Ovation Alternative Income Fund	7/25/2014	2,438,107	2,309,703	2.1
Preservation REIT 1, Inc.	10/22/2019	4,954,009	7,000,134	6.3
Steadfast Apartment REIT, Inc.	4/12/2012	1,264,737	2,934,553	2.6
Stepstone Capital Partners IV, LP	7/30/2018	7,930,006	12,331,948	11.0
Treehouse Real Estate Investment Trust, Inc.	12/31/2018	9,169,276	10,582,000	9.5
Total		$100,132,554	$111,982,437

Options — The Fund may purchase put and call options on currencies or securities. A put option gives the purchaser the right to compel the writer of the option to purchase from the option holder an underlying currency or security or its equivalent at a specified price at any time during the option period. In contrast, a call option gives the purchaser the right to buy the underlying currency or security covered by the option or its equivalent from the writer of the option at the stated exercise price.

As a holder of a put option, the Fund will have the right to sell the currencies or securities underlying the option and as the holder of a call option, the Fund will have the right to purchase the currencies or securities underlying the option, in each case at their exercise price at any time prior to the option’s expiration date. The Fund may seek to terminate its option positions prior to their expiration by entering into closing transactions. The ability of the Fund to enter into a closing sale transaction depends on the existence of a liquid secondary market. There can be no assurance that a closing purchase or sale transaction can be effected when the Fund so desires. The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. In such a case, the Fund will realize a profit or loss if the amount paid to purchase an option is less or more than the amount received from the sale of the option.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities on which the option is based. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Fund.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)

Security Transactions and Investment Income — Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates are based on the most recent REIT distribution information available.

Indemnification — The Fund indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3. Investment Management and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Adviser. Subject to the oversight of the Fund’s Board, the Adviser is responsible for managing the Fund’s business affairs and providing day-to-day administrative services to the Fund either directly or through others selected by it for the Fund.

Under the Investment Management Agreement, the Adviser is entitled to a management fee, calculated and payable monthly in arrears, at an annual rate of 1.35% of the Fund’s average daily net assets during such period (the “Management Fee”). For the six months ended August 31, 2021, the Adviser earned a Management Fee of $761,225. As of the six months ended August 31, 2021, the Adviser was owed $77,817 in Management Fees, included in payables for Management Fee on the Statement of Assets and Liabilities.

The Fund and Adviser have entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with the Sub-Adviser. Under the Sub-Advisory Agreement, the Sub-Adviser will receive monthly, a sub-advisory fee (the “Sub-Adviser Fee”, payable by the Adviser, not the Fund) at an annual rate equal to 50% of the net Management Fees received by the Adviser after any fee waivers and shared expenses between the Adviser and the Sub-Adviser, subject to a maximum of 0.675% of the Fund’s average daily net assets at month end.

Pursuant to a written contract (the “Expense Limitation Agreement”), the Adviser has agreed, at least until November 30, 2022, to reduce its fees and/or absorb expenses of the Fund so that the Fund’s total fund operating expenses after fee waiver and/or reimbursement (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including, for example, options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser)), do not exceed the following amounts per annum of the average daily net assets of each class of shares:

Class A	Class C	Class I	Class T
1.95%	2.70%	1.70%	2.45%

These amounts will herein be referred to as the “expense limitations.”

Any waiver or reimbursement by the Adviser under the Expense Limitation Agreement is subject to repayment by the Fund within three years from the date the Adviser waived any payment or reimbursed any expense, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of waiver or the current expense limitation and the repayment is approved by the Board. Unless terminated by the Board, the Expense Limitation Agreement will continue in effect until at least November 30, 2022. The Board may terminate this Expense Limitation Agreement upon sixty (60) days’ written notice to the Adviser. For the six months ended August 31, 2021, the Adviser waived Management Fees of $287,845.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)

The following amounts are subject to recapture by the Adviser by the following dates:

2/28/2022	2/28/2023	2/29/2024
$ 327,457	$ 592,247	$ 653,254

Distributor — The Board has adopted, on behalf of the Fund, a Shareholder Servicing Plan under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Under the Shareholder Servicing Plan, the Fund may pay 0.25% per year of its average daily net assets attributed to each of Class A, Class C and Class T shares for such services. For the six months ended August 31, 2021, the Fund incurred shareholder servicing fees of $80,363, $12,084, and $4,085 for Class A, Class C and Class T shares, respectively. The Class C and Class T shares also pay to Destra Capital Investments, LLC (the “Distributor”) a distribution fee, payable under distribution plans adopted by the Board (“Distribution Plans”), for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities including marketing and other activities to support the distribution of the Class C and Class T shares. Under the Distribution Plans, the Fund pays 0.75% and 0.50% per year of its average daily net assets for such services for Class C and Class T shares, respectively. For the six months ended August 31, 2021, the Fund incurred distribution fees of $36,253 and $8,170 for Class C and Class T shares, respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended August 31, 2021, the Distributor received $113 and $0 in underwriting commissions for sales of Class A and Class T shares, respectively, of which $17 and $0 were retained by the principal underwriter or other affiliated broker-dealers.

4. Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended August 31, 2021, amounted to $6,893,792 and $17,433,661, respectively. The total securities sold short and covered amounted to $0 and $1,623,289, respectively.

5. Repurchase Offers/Shares of Beneficial Interest

Pursuant to Rule 23c-3 under the 1940 Act the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV (“Repurchase Offer”). The Board determines the repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of all outstanding shares on the repurchase request deadline, the Fund shall repurchase the shares tendered on a pro rata basis. There is no guarantee that a shareholder will be able to sell all of the shares tendered in a Repurchase Offer. Limited liquidity will be provided to shareholders only through the Fund’s Repurchase Offers. Effective June 25, 2020, the Fund has adopted a fundamental policy to make an annual Repurchase Offer. Prior to June 25, 2020, the Fund had a fundamental policy to make quarterly Repurchase Offers.

During the six months ended August 31, 2021, the Fund had one Repurchase Offer as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased
March 18, 2021	April 22, 2021	5%	5%	478,474

6. Federal Tax Information

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, and premium amortization.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts, on the Statement of Assets and Liabilities, based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complies with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current period.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last three tax years and the interim tax period since then). The Fund has no examination in progress during the year ended February 28, 2021. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the year ended February 28, 2021. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

At February 28, 2021, gross unrealized appreciation/(depreciation) of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$118,516,943
Gross unrealized appreciation	28,969,078
Gross unrealized depreciation	(17,000,455)
Net unrealized appreciation(depreciation)	$11,968,623

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions. The cost includes the proceeds from securities sold short.

U.S. GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. These reclassifications are due primarily to the prior-year true up of return of capital distributions paid.

For the year ended February 28, 2021, permanent differences in book and tax accounting have been reclassified to Paid-in Capital and distributable earnings as follows:

Paid-in Capital	Distributable Earnings/(Deficit)
$ (32,928)	$ 32,928

As of February 28, 2021, the components of distributable earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	(8,388,231)
Unrealized appreciation/(depreciation) on investments	11,968,623
Total distributable earnings	$3,580,392

The tax character of distributions paid during the years ended February 28, 2021 and February 29, 2020 were as follows:

	2021	2020
Distributions paid from:
Ordinary income	$648,508	$793,494
Return of Capital	6,171,619	7,802,001
Net long-term capital gains	—	—
Total distributions paid	$6,820,127	$8,595,495

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)

At February 28, 2021, the Fund had an accumulated non-expiring capital loss carryforward as follows:

Short-term	$6,659,134
Long-term	1,049,265
Total	$7,708,399

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

The Fund has $375,157 in Qualified late-year losses, which are deferred until fiscal year 2022 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

7. Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control under Section 2(a)(9) of the 1940 Act. As of August 31, 2021, LPL Financial, for the benefit of its customers, owned approximately 83% of the Fund.

8. Credit Facility

On January 16, 2018, the Fund entered into a secured, revolving line of credit facility with Barclays Bank PLC (the “Credit Facility”). Effective January 8, 2021, the Credit Agreement was extended for an additional nine month term expiring on September 30, 2021. The Fund may borrow an amount up to the lesser of the Credit Facility maximum commitment financing of $30,000,000 or one-third of the value of its total assets. The interest rate on borrowings from the Credit Facility is equal to 1-month LIBOR plus 4.75% per annum. During the six months ended August 31, 2021, the average principal balance and weighted average interest rate was approximately $14,300,000 and 4.85% per annum, respectively, and the maximum outstanding balance of the Credit Facility was $14,300,000. At August 31, 2021, the principal balance outstanding was $14,300,000 at an interest rate of 4.85% per annum.

Under the provisions of the 1940 Act, the Fund is permitted to issue senior securities, including debt securities and preferred stock, and borrow from banks or other financial institutions, provided that the Fund satisfies certain asset coverage requirements. With respect to senior securities representing indebtedness, such as the Credit Facility, the Fund is required to have asset coverage of at least 300%, as measured at the time of borrowing and calculated as the ratio of the Fund’s total assets, less all liabilities and indebtedness not represented by senior securities, over the aggregate amount of the Fund’s outstanding senior securities representing indebtedness. If the Fund’s asset coverage declines below 300%, the Fund would be prohibited under the 1940 Act from incurring additional debt or making certain distributions to its shareholders.

Please refer to the Fund’s Financial Highlights for summary of the Fund’s asset coverage with respect to senior securities.

9. Other Derivative Information

The effects of derivative instruments on the Fund’s financial positions and financial performance are reflected in the Statement of Assets and Liabilities and Statement of Operations, and are presented in the tables below. The values of derivative instruments as of August 31, 2021 by risk category are as follows:

Derivative Assets (Liabilities)	Risk Category Equity Risk
Purchased Options Contracts	$285,035
Written Options Contracts	(54,230)
Total	$230,805
Derivative Realized Gain (Loss)	Risk Category Equity Risk
Purchased Options Contracts	$(3,728,776)
Written Options Contracts	3,116,136
Total	$(612,640)

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)
Derivative Unrealized Appreciation (Depreciation)	Risk Category Equity Risk
Purchased Options Contracts	$279,734
Written Options Contracts	(96,908)
Total	$182,826

10. Affiliated Investments

As of August 31, 2021, investments in the Fund were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of each investment’s total capital. The Fund, and its affiliates, do not exercise management or control over these Alternative Investment Funds. The Fund does not have voting power or investment discretion for these investments. The activity resulting from these investments is identified in the Statement of Operations as transactions with an affiliated investment. A listing of these affiliated investments (including activity during the six months ended August 31, 2021) is shown below:

Alternative Investment Fund	Shares 2/28/2021	Shares 8/31/2021	Fair Value 2/28/2021	Purchases of Investment	Proceeds from Sales of Investment(1)	Net Realized Gain (Loss) on Investment	Net Change in Unrealized Appreciation (Depreciation) on Investment	Fair Value 8/31/2021	Distributions from Alternative Investment Funds
Ownership exceeds 5% of the investment’s capital:
Arboretum Core Asset Fund, LP	250	250	$2,362,475	$—	$—	$—	$47,275	$2,409,750	$86,781
Treehouse Real Estate Investment Trust, Inc.	715,000	715,000	10,582,000	—	—	—	—	10,582,000	—
Total			12,944,475	—	—	—	47,275	12,991,750	86,781

Ownership exceeds 25% of the investment’s capital:
Longley Partners Ventures, LP(2)	—	—	9,308,730	1,000,000	—	—	(120,572)	10,188,158	—
Preservation REIT 1, Inc.	159	159	7,588,701	—	—	—	(588,567)	7,000,134	150,763
Total			16,897,431	1,000,000	—	—	(709,139)	17,188,292	150,763
Total Affiliated Investments			$29,841,906	$1,000,000	$—	$—	$(661,864)	$30,180,042	$237,544

1      Includes return of capital.

2      Alternative investment fund does not issue shares.

11. Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

Recent Market and Economic Developments — Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Fund’s investments. The extent of the impact to the financial performance of the Fund will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

Alternative Investment Funds (AIFs) Risk — AIFs are subject to management and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in AIFs and also may be higher than other funds that invest directly in stocks and bonds. Each AIF is subject to specific risks, depending on the nature of its investment strategy. The Fund may invest in private investment funds and/or hedge funds, which may pursue alternative investment strategies. Hedge funds often engage in speculative investment practices such as leverage, short-selling, arbitrage, hedging, derivatives, and other strategies that may increase investment loss.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)

BDC Risk — BDCs have little or no operating history and may carry risks similar to those of a private equity or venture capital fund. To the extent a BDC focuses its investments in a specific sector, the BDC will be susceptible to adverse conditions and economic or regulatory occurrences affecting the specific sector or industry group, which tends to increase volatility and result in higher risk.

Credit and Counterparty Risk — Credit Risk is the risk that an issuer of a security may be unable or unwilling to make dividend, interest and principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer’s ability or willingness to make such payments. Credit risk may be heightened for the Fund because it will invest in below investment grade securities.

Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Interest Rate Risk — If interest rates increase, the value of the Fund’s investments generally will decline. Securities with longer maturities tend to produce higher yields, but are more sensitive to changes in interest rates and are subject to greater fluctuations in value.

Leverage Risk — The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Liquidity Risk — The Fund may invest in securities that, at the time of investment are illiquid. The Fund may also invest in restricted securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities.

Real Estate Industry Trust (REIT) Concentration Risk — The Fund concentrates its investments in REITs and its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.

Valuation Risk — Illiquid securities must be valued by the Fund using fair value procedures. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

Non-Diversified Risk — Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than diversified funds, changes in the market value of a single investment could cause greater fluctuations in share price than would a diversified fund.

12. Trustees and Officers

The Destra Fund Complex (consisting of the Fund, the Destra Flaherty & Crumrine Preferred and Income Fund and Destra Granahan Small Cap Advantage Fund, both a series of the Destra Investment Trust, the Destra International & Event-Driven Credit Fund, and the Destra Exchange-Traded Fund Trust, of which there is currently no active series) pays each Independent Trustee a retainer of $39,000 per year, and the Chairman of the Board a retainer of $46,000 per year for their services in this capacity. Each fund in the Destra Fund Complex pays a portion of the retainer received by each Trustee, which is allocated annually across the Destra Fund Complex based on each fund’s respective net assets as of December 31 of the preceding year. Trustees are also reimbursed for travel-related and authorized business expenses. The Fund does not pay compensation to Trustees who also serve in an executive officer capacity for the Fund or the Advisers.

Employees of PINE Advisor Solutions, LLC (“PINE”) serve as the Fund’s Chief Financial Officer and Assistant Treasurer. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended August 31, 2021 are disclosed in the Statement of Operations as chief financial officer fees.

The Fund’s Chief Compliance Officer monitors and tests the policies and procedures of the Fund in conjunction with requirements under Rule 38a-1 under the 1940 Act and receives an annual base fee. At a special meeting of the Board held on April 26, 2021, the Board accepted the resignation of Jane Hong Shissler as Chief Compliance Officer effective on or about May 14, 2021. In conjunction with the resignation, the Board approved the appointment of Cory Gossard, an employee of PINE, as the new Chief Compliance Officer of the Fund. Consequently, the fees paid by the Fund for the six months ended August 31, 2021, as disclosed in the Statement of Operations, reflect compensation (i) paid to Ms. Shissler from March 1, 2021 to approximately May 14, 2021 and (ii) paid to PINE that is attributable to the services provided by Mr. Gossard as Chief Compliance Officer to the Fund from approximately May 14, 2021 to August 31, 2021.

Destra Multi-Alternative Fund
Notes to Financial Statements (continued)
August 31, 2021 (unaudited)

13. Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements. On September 30, 2021, the Fund paid distributions of $0.0609, $0.0579, $0.0623 and $0.0589 per share to shareholders of record on September 28, 2021 for Class A, Class C, Class I and Class T shares, respectively.

Effective October 5th, 2021, the Fund’s line of credit facility with Barclays Bank PLC expired and the Fund entered into a revolving loan agreement with Nexbank (“Nexbank agreement”). Under the Nexbank agreement, the Fund may borrow an amount up to $15,000,000 at an interest rate equal to the 1-month U.S. Treasuries rate plus 4.50% per annum, with a 4.75% floor and an initial maturity date of October 5, 2022.

Destra Multi-Alternative Fund
Additional Information
August 31, 2021 (unaudited)

This report is sent to shareholders of the Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting — Information regarding how the Fund voted proxies for portfolio securities is available without charge and upon request by calling 844-9DESTRA (933-7872), or visiting Destra Capital Investments LLC’s website at www.destracapital.com or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Disclosure of Portfolio Holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT (or its predecessor form, N-Q). The Fund’s Form N-PORT (or its predecessor form, N-Q) is available on the SEC website at www.sec.gov or by visiting Destra Capital Investments LLC’s website at www.destracapital.com.

Corporate Dividends Received Deduction

For the year ended February 28, 2021, 4.26% of the dividends to be paid from net investment income, including short-term capital gains qualifies for the dividends received deduction available to corporate shareholders of the Multi-Alternative Fund.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Multi-Alternative Fund designates income dividends of 4.26% as qualified dividend income paid during the year ended February 28, 2021.

Distributable Cash Flow

The table below has been included to provide additional insight in regards to distribution coverage metrics for the Fund, particularly in regards to how to differentiate between the tax components of distributions and the actual non-GAAP cash flows received from the Fund’s underlying investments. One of the advantages that the Fund is able to provide to investors is the tax characterizations of distributions received. For example, a portion of distributions received from REITs and certain partnerships are often treated as a non-taxable return of capital as an inherent structural advantage of the underlying investments. This allows for the deferral of tax consequences on certain distributions. As such, from a tax characterization, these are considered a “return of capital” but are, in actuality, still a cash inflow source received from the underlying investments. The table is specifically designed to better inform investors of the distributable cash flows received, and the distribution coverage they represent. For example, as can be seen below, for the year ended February 28, 2021, only 51% of distributions were represented by gross income as defined by the Fund’s Statement of Operations (tax-basis), but when factoring in the tax adjustments attributable to underlying investments, these total distributions, dividends and interest represented 62% of gross distributions made by the Fund. The table also includes additional lines for coverage when factoring in total net fees and expenses, as well as net realized gains and losses. This information is supplemental, unaudited, and is not inclusive of required financial disclosures (such as total expense ratio), and should be read in conjunction with the Fund’s full financial statements.

Destra Multi-Alternative Fund
Additional Information (continued)
August 31, 2021 (unaudited)
	For the Six Months Ended August 31, 2021 (Unaudited)	For the Year Ended February 28, 2021 (Unaudited)
Gross Income Per Statement of Operations:	$2,178,261	$3,485,331
Tax Adjustments Attributable to Underlying Investments(1):	252,821	725,720
Total Distributions, Dividends and Interest from Underlying Investments:	2,431,802	4,211,051
Distributions to Shareholders:	$(3,361,581)	$(6,820,127)
Gross Distribution Coverage Ratio:	72%	62%
Total Net Fees and Expenses (breakdown)
Total Fees & Expenses:	$1,856,333	$3,556,094
Fees and Expenses Waived (added back):	(287,845)	(653,254)
Total Net Fees & Expenses:	1,568,488	2,902,840
Net Distributable Income:	$862,594	$1,308,211
Distribution Coverage Ratio Excluding Net Realized Gain/(Loss):	26%	19%
Net Realized Gain/(Loss):	$411,777	$(3,262,459)
Distribution Coverage Ratio Including Net Realized Gain/(Loss):	38%	(29)%

1      Tax adjustments attributable to REITs and other investments are adjustments to reflect the tax character of distributions received from underlying investments. Specifically, a portion of distributions received from REITs are often treated as non-taxable return of capital for book and tax purposes and distributions received from investments structured as partnerships are also treated as return of capital to the extent the distributions received exceed the income reported to the Fund on the Form K-1’s received from the underlying investments.

Destra Multi-Alternative Fund
Fund Information
Board of Trustees	Officers	Investment Adviser
John S. Emrich	Robert Watson	Destra Capital Advisors LLC
Michael S. Erickson	President	Bozeman, MT
Jeffery S. Murphy
Nicholas Dalmaso*	Derek Mullins	Sub-Adviser
	Chief Financial Officer and Treasurer	Validus Growth Investors, LLC,
d/b/a Validus Investment Advisors
San Diego, California
Cory Gossard
	Chief Compliance Officer	Distributor
* “Interested Person” of the Fund, as		Destra Capital Investments LLC
defined in the Investment Company	Marcie McVeigh	Bozeman, MT
Act of 1940, as amended.	Assistant Treasurer
Administrator, Accounting Agent,
	Jake Schultz	and Transfer Agent
	Secretary	UMB Fund Services Inc.
Milwaukee, WI
Ken Merritt
	Assistant Secretary	Custodian
UMB Bank, n.a.
Kansas City, MO

Legal Counsel
Faegre Drinker Biddle & Reath LLP
Philadelphia, PA

Independent Registered Public Accounting Firm
Cohen & Company, Ltd Chicago, IL

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

Privacy Principles of the Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Fund restricts access to non-public personal information about the shareholders to Destra Capital Advisors LLC employees with a legitimate business need for the information. The Fund maintains physical, electronic and procedural safeguards designed to protect the non-public personal information of its shareholders.

Questions concerning your shares of the Fund?

• If your shares are held in a Brokerage Account, contact your respective Broker.

Item 1. Reports to Stockholders Continued.

(b) not applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

There were no purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)       The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable to semi-annual reports

(a)(2)	Certifications pursuant to Rule 30a-2(a), Section 302 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b), Section 906 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Destra Multi-Alternative Fund

By (Signature and Title)

/s/ Robert Watson
Robert Watson
(Principal Executive Officer)

Date	11/01/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert Watson
Robert Watson
(Principal Executive Officer)

Date	11/01/21

By (Signature and Title)

/s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(Principal Financial Officer)

Date	11/01/21